Investment (Tables)	9 Months Ended
Mar. 31, 2023
Investment
Summary of Company's Investment in Aqualung

Changes in the Company’s Investment in Aqualung during the period ended March 31, 2023 are summarized as follows:

Initial investment	$3,113,991
Effect of movement in foreign exchange rates	107,500
Balance, June 30, 2022	3,221,491
Effect of movement in foreign exchange rates	164,824
Balance, March 31, 2023	$3,386,315